Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Jul. 31, 2012	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Subsequent Event [Member]	Nov. 06, 2012 Secured Debt [Member]	Nov. 10, 2012 Secured Debt [Member]	Sep. 30, 2012 Secured Debt [Member] Subsequent Event [Member]	Nov. 06, 2012 Secured Debt [Member] Accrued Interest [Member]	Nov. 10, 2012 Secured Debt [Member] Accrued Interest [Member]
Subsequent Event [Line Items]
Convertible promissory notes, proceed		$ 1,960,000	$ 2,600,000
Proceeds From Public Offering			6,600,000
Conversion of Stock, Shares Converted			206,667
Conversion of Stock, Shares Issued			1,321,908
Stock Issued During Period, Shares, Issued for Services	300,000					692,092
Debt Instrument, Face Amount				7,300,000				2,898,000		2,898,000
Convertible notes, principal and interest amount					1,350,000
Convertible promissory notes, accrued interest				29,652			269,420	4,662,452	5,030,000
Common stock issued up on conversion of convertible promissory note, shares					1,320,454		4,662,452					397,641
Repayments of Secured Debt								$ 275,000	$ 1,995,000		$ 265,630